As filed with the Securities and Exchange Commission on August 25, 2006

Registration No. 333-135921

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐    PRE-EFFECTIVE AMENDMENT NO.

☒    POST-EFFECTIVE AMENDMENT NO. 1

EXCELSIOR FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

225 High Ridge Road, Stamford Connecticut 06905

(Address of Principal Executive Offices)

(800) 881-9358

(Registrant’s Telephone Number)

Name and Address of Agent for Service

Michael R. Rosella, Esq.	With a copy to: Koji Felton
Paul, Hastings, Janofsky & Walker LLP	Charles Schwab Investment Management, Inc.
75 East 55th Street	101 Montgomery Street
New York, New York 10022	San Francisco, CA 94104
Phone No.: (212) 318-6800	Phone No.: (415) 667-3461
Fax No.: (212) 319-4090	Fax No.: (415) 667-3440

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Shares of Common Stock.

EXCELSIOR FUNDS

225 High Ridge Road

Stamford, Connecticut 06905

(800) 881-9358

August 25, 2006

Dear Shareholder:

We wish to provide you with some important information concerning your investment. The Board of Trustees of Excelsior Funds Trust, after careful consideration, has approved the reorganization of the Total Return Bond Fund and the Income Fund of Excelsior Funds Trust into the Core Bond Fund of Excelsior Funds, Inc. These three Funds pursue substantially similar investment strategies and possess substantially similar investment policies and are managed by the same portfolio managers.

We believe that this combination will provide substantial benefits to shareholders. The reorganization will combine three smaller funds with similar investment strategies and policies into a single larger fund. This larger asset size will allow the Core Bond Fund to take advantage of the potential benefits of future economies of scale, including the ability to spread certain fixed costs across a larger asset base, to the potential benefit of all shareholders. Further, the reorganization will be tax-free to the Funds and to shareholders and will be accomplished in such a manner as to not dilute your investment.

Shareholder approval is NOT required to effect the reorganization. At the close of business on or about September 27, 2006, the Total Return Bond Fund and Income Fund of Excelsior Funds Trust will transfer their assets into the Core Bond Fund of Excelsior Funds, Inc. On that date, you will receive shares of the Core Bond Fund equal in aggregate net asset value to your shares of the Total Return Bond Fund or Income Fund. We have enclosed a Prospectus/Information Statement that describes the reorganization in greater detail and contains important information about the Core Bond Fund.

THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive shares of the Core Bond Fund in exchange for your shares of the Total Return Bond Fund and Income Fund as of the closing date. If you have questions or would like to discuss alternatives, you may contact us at (800) 881-9358. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions. You are a valued investor and we thank you for your continued investment in the Excelsior Funds.

Sincerely,

Name: Evelyn Dilsaver
Title: President

EXCELSIOR FUNDS, INC.

225 High Ridge Road

Stamford, Connecticut 06905

(800) 881-9358

PROSPECTUS/INFORMATION STATEMENT

August 25, 2006

This Prospectus/Information Statement is being furnished to shareholders of the Total Return Bond Fund and Income Fund (collectively, the “Acquired Funds”) of Excelsior Funds Trust in connection with a Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of Excelsior Funds Trust (the “Trust”) and the Board of Directors of Excelsior Funds, Inc. (the “Company”). Under the Plan, shareholders of the Total Return Bond Fund and Income Fund will receive shares of the Core Bond Fund equal in aggregate value to the aggregate net value of the assets transferred by the Total Return Bond Fund and Income Fund to the Core Bond Fund less the liabilities of the Total Return Bond Fund and Income Fund that are assumed by the Core Bond Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Total Return Bond Fund and Income Fund will be terminated. The Reorganization is expected to be effective on or about September 27, 2006.

The Board of Trustees of the Trust and the Board of Directors of the Company believe that the Reorganization is in the best interests of the Acquired Funds and the Core Bond Fund (collectively, the “Funds”), and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. Shareholders of the Total Return Bond Fund and Income Fund are not being asked to vote on the Plan or approve the Reorganization.

The Acquired Funds are series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 7 separate series, including the Acquired Funds. United States Trust Company, National Association (“U.S. Trust” or, the “Adviser”) serves as the investment adviser to the Acquired Funds. The investment objective of the Total Return Bond Fund is to seek to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity. The investment objective of the Income Fund is to seek to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity.

The Core Bond Fund is a series of the Company, a Maryland corporation registered with the SEC as an open-end management investment company. The Company currently consists of 15 separate series, including the Core Bond Fund. U.S. Trust also serves as the investment adviser to the Core Bond Fund. The investment objective of the Core Bond Fund is to seek high current income consistent with what is believed to be prudent risk of capital.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Funds and the Reorganization. Copies of the prospectus for the Core Bond Fund, dated July 31, 2006, as well as copies of the prospectus for the Acquired Funds, dated July 31, 2006, and a copy of the Funds’ Annual Report dated March 31, 2006, are included with this Prospectus/Information Statement and are incorporated by reference herein.

A Statement of Additional Information dated August 25, 2006 relating to the proposed transactions described in this Prospectus/Information Statement has been filed with the SEC and is incorporated by reference in this Prospectus/Information Statement. Additional information relating to the Acquired Funds and the Core Bond Fund is contained in each such Fund’s Statement of Additional Information dated July 31, 2006, each of which has been filed with the SEC.

For a free copy of any of the documents described above, you may call 1-800-881-9358, or you may write to the Funds at the address listed on the cover of this Prospectus. You may also obtain many of these documents by accessing the Internet site for the Excelsior Funds at www.excelsiorfunds.com. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

This Prospectus/Information Statement and the enclosures are expected to be first sent to shareholders on or about August 28, 2006. We are not asking you for a proxy and you are requested not to send us a proxy.

An investment in the funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. an investment in the funds involves investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. any representation to the contrary is a criminal offense.

SYNOPSIS

The Reorganization.

The Reorganization involves the sale of substantially all the assets of the Acquired Funds to the Core Bond Fund in exchange for shares of the Core Bond Fund. The sale of assets by the Acquired Funds will occur at their current market value at the time of the transaction as determined in accordance with each Acquired Fund’s valuation procedures and shares of the Core Bond Fund to be issued to the Acquired Funds shall be valued at their current net asset value determined in accordance with the Core Bond Fund’s valuation procedures. Shares of the Core Bond Fund will be distributed by each of the Acquired Funds to their shareholders in exchange for shares of the Acquired Funds. Such exchange will occur at each share’s current net asset value. Following this distribution, the Acquired Funds will be liquidated and their registration under the Investment Company Act of 1940, as amended (the “1940 Act”) will be terminated. Because each Acquired Fund has issued only Institutional Shares, the Core Bond Fund will issue Institutional Shares in exchange for the assets of the Acquired Funds. After completion of the Reorganization, each shareholder of the Acquired Funds, all of whom currently own Institutional Shares of the Acquired Funds, will own Institutional Shares of the Core Bond Fund equal in value to the current net asset value of their Institutional Shares of the Acquired Funds.

The Reorganization is expected to constitute a tax-free exchange of shares for each Acquired Fund’s shareholders for shares in the Core Bond Fund and is not expected to have any tax impact to the shareholders of the Core Bond Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see “Information About the Reorganization” below.

The Adviser has undertaken to pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization. Any transaction costs incurred by the Acquired Funds in connection with any necessary portfolio adjustments made prior to the effectiveness of the Plan shall be borne by the Acquired Funds.

Comparison of the Investment Objectives and Policies of the Funds.

The investment objective of the Total Return Bond Fund is to seek to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity. The Total Return Bond Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities. The Total Return Bond Fund invests primarily (at least 65% of its total assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of the investment in one of the three highest rating categories by a major rating agency. The Total Return Bond Fund also may invest up to 20% of its assets in preferred stock, U.S. dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside of the United States and mortgage-backed securities.

The investment objective of the Income Fund is to seek to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity. The Income Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of the investment in one of the three highest rating categories by a major rating agency. The Income Fund may also invest up to 35% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk” bonds. The Fund may invest up to 25% of its assets in preferred stock, U.S. dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside of the United States and mortgage-backed securities.

The investment objective of the Core Bond Fund is to seek high current income consistent with what is believed to be prudent risk of capital. The Core Bond Fund invests at least 80% of its net assets in bonds and other fixed income securities. The Core Bond Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and U.S. corporate issuers, including mortgage-backed securities, rated at the time of the investment in one of the three highest rating categories by a major rating agency. The Core Bond Fund may also invest up to 25% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield, high risk” or “junk” bonds. The Fund may invest up to 20% of its assets in preferred stock, up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside of the United States.

U.S. Trust serves as investment adviser for the Funds. U.S. Trust manages the Total Return Bond Fund by balancing yield, average maturity and risk in light of its assessment of real interest rates and the yield curve to provide maximum preservation of purchase power. In selecting particular investments, U.S. Trust looks for fixed income securities that offer relative value and potential for moderate price appreciation.

In managing the Income Fund, U.S. Trust manages the Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, U.S. Trust looks for securities that offer relative value, based on its assessments of real interest rates and the yield curve.

With respect to the Core Bond Fund, U.S. Trust manages the Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, U.S. Trust looks for securities that offer relative value, based on its assessment of real interest rates, the yield curve, and the difference in yield and valuation among sectors of the fixed-income market place. For further information about the Funds’ investment objectives and policies, see “Comparison of the Funds—Investment Objective and Principal Investment Strategies.”

Fees and Expenses.

The following table sets forth: (i) the fees and expenses of Institutional Shares of the Total Return Bond Fund as of March 31, 2006; (ii) the fees and expenses of Institutional Shares of the Income Fund as of March 31, 2006; (iii) the fees and expenses of Institutional Shares of the Core Bond Fund as of March 31, 2006; and (iv) the estimated fees and expenses of the Institutional Shares of the Core Bond Fund on a pro forma basis after giving effect to the Reorganization.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

	TOTAL RETURN BOND FUND		INCOME FUND		CORE BOND FUND		PRO FORMA COMBINED CORE BOND FUND (Surviving Fund)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.65%		0.65%		0.75%		0.65	% (1)
Other Expenses	0.23%		0.24%		0.47%		0.25%
Total Annual Fund Operating Expenses	0.88%		0.89%		1.22%		0.90%
Less Fee Waivers	-0.23%		-0.24%		-0.57%		-0.25%
Net Annual Fund Operating Expenses	0.65	% (2)	0.65	% (2)	0.65	% (2)	0.65	% (2)

Example: This Example is intended to help you compare the cost of investing in the Income Fund, the Total Return Bond Fund and the Core Bond Fund currently with the cost of investing in the Core Bond Fund on a pro forma combined basis following the Reorganization, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.

	1 Year	3 Years	5 Years	10 Years
TOTAL RETURN BOND FUND	$66	$258	$465	$1,063
INCOME FUND	$66	$260	$470	$1,074
CORE BOND FUND	$66	$331	$615	$1,427
PRO FORMA COMBINED CORE BOND FUND	$66	$262	$474	$1,085

(1)	Upon effectiveness of the Reorganization, the advisory fee for the Core Bond Fund will be reduced to 0.65%.

(2)	The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary in order to keep total operating expenses from exceeding 0.65%. The waiver agreement may not be terminated before July 31, 2007. In addition, this agreement will renew automatically for an additional 12 month term unless U.S. Trust terminates the agreement by providing written notice to the Fund prior to the expiration of the current term.

Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

Procedures for purchasing, redeeming and exchanging shares of the Acquired Funds are the same as those of the Core Bond Fund. Additionally, dividends from net investment income are declared daily and paid monthly for all Funds, and net realized gains (if any) for these Funds are also distributed at least annually. The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Funds’ procedures for valuing their assets are the same.

PRINCIPAL RISK FACTORS

The principal risks of investments in the Funds are not materially different, except that the Core Bond Fund and Income Fund may invest up to 25% and 35%, respectively, of their assets in high yield bonds, whereas the Total Return Bond Fund cannot invest more than 5% of its assets in high yield bonds. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit risk. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Despite the fact that the Core Bond Fund and Income Fund may invest a higher percentage of their assets in high yield bonds, historically neither Fund has invested more than 5% of its assets in high yield bonds. However, there is no assurance that such Funds will not invest more than 5% of their assets in high yield bonds in the future.

In addition to the risks mentioned above, the following principal risks, as described in the table below, are applicable to all of the Funds, unless otherwise noted:

Risks Applicable to all Funds

Economic Risk	The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

Interest Rate Risk	The Funds’ U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Mortgage-Backed Security Risks	The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Funds may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Foreign Fixed Income Securities Risk	The Funds also may be subject to risks particular to their investments in foreign fixed income securities. Risks associated with investing in foreign securities may include legal and regulatory risk, currency risk, liquidity risk and expropriation risk.

Underperformance Risk	The Funds are also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Portfolio Turnover Risk	In pursuit of its principal investment strategy, the Funds, on occasion, may experience a portfolio turnover rate in excess of 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to the Funds, the Funds’ distributions of taxable income may increase.

Volatility Risk	The price of the Funds’ shares is expected to have a medium level of volatility.

Investment Risk	You may lose money by investing in the Funds.

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan.

The Plan of Reorganization sets forth the terms and conditions of the Reorganization. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Prospectus.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about September 27, 2006, (the “Effective Time”), all of the assets and liabilities of the Acquired Funds will be transferred to the Core Bond Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Funds will become the assets and liabilities of the Core Bond Fund. The sale of assets by the Acquired Funds will occur at their current market value as determined in accordance with each Acquired Fund’s valuation procedures and shares of the Core Bond Fund to be issued to the Acquired Funds shall be valued at their current net asset value determined in accordance with the Core Bond Fund’s valuation procedures. Shares of the Core Bond Fund will be distributed by each of the Acquired Funds to their shareholders in exchange for shares of the Acquired Funds. Such exchange will occur at each share’s current net asset value. Following this distribution, the Acquired Funds will be liquidated and their registration under the 1940 Act will be terminated. Because each of the Acquired Funds has issued only Institutional Shares, the Core Bond Fund will issue Institutional Shares in exchange for the assets of the Acquired Funds. After completion of the Reorganization, each shareholder of the Acquired Funds, all of whom currently own Institutional Shares of the Acquired Funds, will own Institutional Shares of the Core Bond Fund equal in aggregate net asset value to the current aggregate net asset value of their shares of the Acquired Funds.

The Plan provides that the Board of Trustees of the Trust will declare a dividend or dividends with respect to the Acquired Funds prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Funds all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Funds will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

The stock transfer books of the Trust with respect to the Acquired Funds will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Funds will be deemed to be redemption requests for shares of the Core Bond Fund issued pursuant to the Plan. If any shares of the Acquired Funds are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Core Bond Fund shares issuable to the shareholder pursuant to this Plan will be redeemed. Any special options relating to a shareholder’s account in the Acquired Funds will transfer over to the Core Bond Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan attached hereto as Appendix A.

The Company and the Trust, by consent of their Boards of Directors/Trustees (the “Board”), or an officer authorized by such Board, may waive any condition to the obligations of the Acquired Funds or the Core Bond Fund hereunder if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Funds or the shareholders of the Core Bond Fund.

U.S. Trust will bear the expenses incurred in connection with the Reorganization. U.S. Trust estimates that these expenses will be $75,000.

The Board may abandon, on behalf of the Company or the Trust, the Plan and the Reorganization at any time for any reason prior to the Effective Time. The Plan provides further that at any time prior to the Reorganization the Company and the Trust, may (to the fullest extent permitted by law), with authorization by the Board amend any of the provisions of this Plan.

Reasons For Reorganization.

The Board considered the Reorganization at a meeting held on June 16, 2006, and approved the Plan. In approving the Reorganization, the Board determined that it is in the best interests of the Acquired Funds and their shareholders to reorganize each of the Acquired Funds into the Core Bond Fund. The Board also determined that the consummation of the Reorganization is in the best interests of the shareholders of the Core Bond Fund. In making this determination, the Boards considered a number of factors, including, the similarity of the investment strategies of the Acquired Funds to those of the Core Bond Fund; the greater asset size of the Core Bond Fund relative to that of the Acquired Funds and the possibility that greater aggregate assets upon consummation of the proposed reorganization would allow the Core Bond Fund to take advantage of the possible benefits of a larger asset base, including economies of scale and spreading costs across a larger asset base to the benefit of all shareholders; the relative performance of the Acquired Funds and the Core Bond Fund; that the proposed reorganization would be tax-free for shareholders of the Acquired Funds and would have no tax impact on shareholders of the Core Bond Fund; and the interests of the Acquired Funds’ shareholders and the Core Bond Fund’s shareholders would not be diluted as a result of the proposed reorganization. The Board also considered information from U.S. Trust as to economic viability of continuing to operate the Acquired Funds in light of their small asset size.

In approving the Reorganization, the Board also considered that U.S. Trust has agreed to contractually reduce its advisory fee with respect to the Core Bond Fund from .75% to .65% of the Core Bond Fund’s average daily net assets, effective upon consummation of the Reorganization, and further considered that, pursuant to the waiver agreements with U.S. Trust, the total operating expenses of the Core Bond Fund were no higher than the total operating expenses of the Acquired Funds.

Federal Income Tax Consequences.

Each Fund intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds have been, and expect to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Company receive an opinion from Paul, Hastings, Janofsky & Walker LLP, subject to appropriate factual assumptions, to the effect that for federal income tax purposes:

(1) The transfer of all of the assets and liabilities of the Acquired Funds to the Core Bond Fund in exchange for shares of the Core Bond Fund and the distribution to shareholders of the Acquired Funds of shares of the Core Bond Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Funds and the Core Bond Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Acquired Funds upon (a) the transfer of its assets and liabilities to the Core Bond Fund in exchange for the issuance of shares of the Core Bond Fund to the Acquired Funds and the assumption by the Core Bond Fund of the Acquired Funds’ liabilities, if any, and (b) the distribution by the Acquired Funds to its shareholders of shares of the Core Bond Fund received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

(3) No gain or loss will be recognized by the Core Bond Fund upon its receipt of the assets and liabilities of the Acquired Funds in exchange for the issuance of shares of the Core Bond Fund to the Acquired Funds and the assumption by the Core Bond Fund of the Acquired Funds’ liabilities, if any (Section 1032(a) of the Code);

(4) The tax basis of the Core Bond Fund shares received by a shareholder of the Acquired Funds will be the same as the tax basis of the shareholder’s Acquired Funds shares immediately prior to the Reorganization (Section 358(a)(i) of the Code);

(5) The tax basis of the Core Bond Fund in the assets and liabilities of the Acquired Funds received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Acquired Funds immediately before the Reorganization (Section 362(b) of the Code);

(6) The tax holding period for the shares of the Core Bond Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the Acquired Funds exchanged therefor, provided that the shareholder held such shares of the Acquired Funds as capital assets;

(7) The tax holding period for the Core Bond Fund with respect to the assets and liabilities of the Acquired Funds received in the Reorganization will include the period for which such assets and liabilities were held by the Acquired Funds (Section 1223(2) of the Code); and

(8) The Acquired Funds’ shareholders will not recognize gain or loss upon the exchange of their shares of the Acquired Funds for shares of the Core Bond Fund as part of the Reorganization.

The Acquired Funds may have non-qualifying income in an amount equal to their reorganization expenses paid by U.S. Trust. The Acquired Funds do not expect such non-qualifying income to prevent the Core Bond Fund from qualifying as a regulated investment company.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the Internal Revenue Service (“IRS”). The opinion from Paul, Hastings, Janofsky and Walker, LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

Description of the Securities to be Issued.

The Company’s Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company’s authorized common stock is currently classified into 42 series of shares (classes) representing interests in 15 investment portfolios.

Each share in the Core Bond Fund represents an equal proportionate interest in the Core Bond Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Company’s Board of Directors.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Core Bond Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of the Company’s portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company’s shares may elect all of the Company’s directors, regardless of votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series (Fund) affected by the matter. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Core Bond Fund only if approved by a majority of the outstanding shares of the Core Bond Fund. However, the Rule also provides that the ratification of the appointment of the independent registered public accounting firm and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to the Core Bond Fund.

The Company’s Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of the Core Bond Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Core Bond Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Core Bond Fund’s assets into money and, in connection therewith, to cause all outstanding shares of the Core Bond Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to the Core Bond Fund with the assets belonging to another portfolio of the Company. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act.

Notwithstanding any provision of Maryland law requiring a greater vote of the Company’s common stock (or of the shares of the Core Bond Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company’s Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

Capitalization.

The Core Bond Fund’s total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Funds as a result of the combination of the Total Return Bond Fund and the Income Fund with the Core Bond Fund. The following table sets forth as of March 31, 2006:

(1) The capitalization of the Total Return Bond Fund;

(2) The capitalization of the Income Fund;

(3) The capitalization of the Core Bond Fund; and

(4) The pro forma capitalization of the Core Bond Fund as adjusted to give effect to the Reorganization.

	TOTAL RETURN BOND FUND	INCOME FUND	CORE BOND FUND		PRO FORMA COMBINED CORE BOND FUND (Surviving Fund)
Total Net Assets
Institutional Shares	$137,672,967	$99,574,081	$1,247,970		$238,495,018
Shares	—	—	$281,766,940		$281,766,940
Retirement Shares	—	—	$1,015		$1,015
Total	$137,672,967	$99,574,081	$283,015,925		$520,262,973
Shares Outstanding
Institutional Shares	19,686,867	14,615,813	141,213		26,979,114
Shares	—	—	31,873,492		31,873,492
Retirement Shares	—	—	115		115
Total	19,686,867	14,615,813	32,014,820		58,852,721
Net Asset Value Per Share
Institutional Shares	$6.99	$6.81	$8.84		$8.84
Shares	—	—	$8.84		$8.84
Retirement Shares	—	—	$8.85	(1)	$8.85	(1)

(1)	Due to rounding Total Net Assets divided by Shares Outstanding does not equal the Net Asset Value Per Share.

There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of each Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds.

Prior to the Effective Time, U.S. Trust reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Funds, to the extent necessary so that the asset composition of the Acquired Funds is consistent with the investment policies and restrictions of the Core Bond Fund. To the extent the Acquired Funds sell securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs, if any, associated with any such purchases and sales would be borne by the Acquired Funds, which shall result in a decrease in each Acquired Fund’s Net Asset Value. However, it is not currently anticipated that material portfolio adjustments will be necessary.

Rights of Securities Holders.

Other than as described herein, there are no material differences between the rights of securities holders of the Acquired Funds and the rights of securities holders of the Core Bond Fund.

ADDITIONAL INFORMATION ABOUT THE CORE BOND FUND

AND THE ACQUIRED FUNDS

Comparison of the Funds

The following is a comparison of the investment objectives and principal investment strategies of the Funds.

TOTAL RETURN BOND FUND	INCOME FUND	CORE BOND FUND (the Surviving Fund)
Investment Objective	Investment Objective	Investment Objective

The Total Return Bond Fund seeks to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity.	The Income Fund seeks to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity.	The Core Bond Fund seeks high current income consistent with what is believed to be prudent risk of capital.

Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Total Return Bond Fund invests at least 80% of its net assets in fixed income securities. For purposes of this test only, net assets includes borrowings for investment purposes.		Under normal circumstances, the Core Bond Fund invests at least 80% of its net assets in bonds and other fixed income securities. For purposes of this test only, net assets includes borrowings for investment purposes.

The Total Return Bond Fund invests primarily (at least 65% of its total assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the three highest rating categories by a major rating agency.	The Income Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the three highest rating categories by a major rating agency.	The Core Bond Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and U.S. corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency.

The Total Return Bond Fund also may invest up to 20% of its assets in preferred stock, U.S. dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside the United States and mortgage-backed securities.	The Income Fund may invest up to 35% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk” bonds. The Income Fund also may invest up to 25% of its assets in preferred stocks and U.S. dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside the United States and mortgage-backed securities.	The Core Bond Fund also may invest up to 20% of its assets in preferred stock, up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers or foreign governments or U.S. companies located outside the United States and/or may place up to 25% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called “high yield” or “junk bonds.”

TOTAL RETURN BOND FUND	INCOME FUND	CORE BOND FUND (the Surviving Fund)
There is no limit on the Total Return Bond Fund’s average maturity or on the maximum maturity of a particular security.	There is no limit on the Income Fund’s average maturity or on the maximum maturity of a particular security.	There is no limit on the Core Bond Fund’s dollar-weighted average portfolio maturity or on the maximum maturity of a particular security.

U.S. Trust manages the Total Return Bond Fund by balancing yield, average maturity and risk in light of its assessment of real interest rates and the yield curve to provide maximum preservation of purchase power.	U.S. Trust manages the Income Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility.	U.S. Trust manages the Core Bond Fund’s average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility.

In selecting particular investments, U.S. Trust looks for fixed income securities that offer relative value and potential for moderate price appreciation.	In selecting particular investments, U.S. Trust looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve.	In selecting particular investments, U.S. Trust looks for securities that offer relative value, based on its assessment of real interest rates, the yield curve, and the difference in yield and valuation among sectors of the fixed-income market place.

Due to its investment strategy, the Total Return Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may affect the Total Return Bond Fund’s performance.	The fixed income securities held by the Income Fund also may have the potential for moderate price appreciation.

Additional information about the Funds, including risks associated with an investment in the Funds, performance, management, organization and capital structure, disclosure of portfolio holdings, shareholding information (including information as to the pricing of shares), and distribution arrangements are contained in the prospectus and annual report for each of the Funds, copies of which are included with this Prospectus/Information Statement and are incorporated herein by reference. A statement of additional information (“SAI”) for each of the Funds also contains additional information concerning these matters. The SAIs are available upon request as described on the first page of this Prospectus/Information Statement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons. As of June 30, 2006, the Adviser held of record approximately 77.32% and 91.03% of the outstanding Institutional Shares of the Income Fund and Total Return Bond Fund, respectively, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of June 30, 2006, the Trustees and officers as a group owned beneficially less than 1.0% of all the Acquired Funds’ Institutional Shares.

As of June 30, 2006, the Adviser held of record approximately 91.51% of the Core Bond Fund’s outstanding Institutional Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

As of the June 30, 2006, the Directors and officers as a group owned beneficially less than 1.0% of the Core Bond Fund’s Institutional Shares.

Principal Shareholders. As of June 30, 2006, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Funds.

	Name and address	Percentage of Outstanding Shares Owned
Core Bond	None

	Name and address	Percentage of Outstanding Shares Owned
Total Return Bond	Charles Schwab & Co. Special Custody A/C for Benefit of our Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, California 94104-4122	5.22%

	Name and address	Percentage of Outstanding Shares Owned
Income Fund	None

On the basis of the Institutional Shares holdings information presented above, the following persons will own in excess of 5% of the outstanding shares of the Core Bond Fund upon consummation of the Reorganization.

	Name and address	Percentage of Outstanding Shares Owned
Core Bond	None

ADDITIONAL INFORMATION

Investment Adviser.

U.S. Trust, which is located at 114 West 47th Street, New York, New York 10036, acting through its investment advisory division, U.S. Trust New York Asset Management Division, serves as investment adviser for the Funds and receives advisory fees from them, computed daily and paid monthly, at the annual rate of 0.65%, with respect to the Total Return Bond and Income Funds, and 0.75%, with respect to the Core Bond Fund, of each Fund’s average net assets. Upon consummation of the Reorganization, the investment advisory fee paid to U.S. Trust with respect to the Core Bond Fund will be reduced to 0.65%. Additional information about U.S. Trust is contained in the prospectuses for the Funds which are included with this Prospectus/Information Statement.

Other Service Providers. The following are the other service providers for the Funds.

Administrators:	UST Advisers, Inc.
225 High Ridge Road Stamford, Connecticut 06905

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road Columbus, Ohio 43219

Transfer Agent:	State Street Bank and Trust Company

Communications to:

Excelsior Funds C/O BFDS P.O. Box 8529 Boston, MA 02266-8529

Custodian:	The J.P. Morgan Chase Bank
Mutual Funds Service Division
3 Chase MetroTech Center
Brooklyn, NY 11245

FINANCIAL HIGHLIGHTS

Financial Highlights for the Funds for their most recent five years (or if shorter, since the Fund’s inception) are contained in the Funds’ annual report to shareholders, which accompanies this Prospectus/Information Statement and is incorporated herein by reference.

APPENDIX A

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”) is dated as of June 16, 2006, and has been adopted by the Board of Trustees (the “Trustees”) of Excelsior Funds Trust (“EFT”) and the Board of Directors (the “Directors” and together with the Trustees, the “Boards”) of Excelsior Funds, Inc. (“EFI” and together with EFT, the “Companies”) to provide for the reorganization of EFT’s Total Return Bond Fund and Income Fund (the “Acquired Funds”) into EFI’s Core Bond Fund (the “Surviving Fund”).

A.	BACKGROUND

The Acquired Funds and the Surviving Fund (individually, a “Fund” and collectively, the “Funds”) are separate investment portfolios of EFT and EFI, respectively. EFT is organized as a business trust under the laws of the State of Delaware and EFI is organized as a Maryland corporation and both are open-end management investment companies registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Boards have determined that it is in the best interests of the Funds and their shareholders to be reorganized through the transfer of all of the Acquired Funds’ assets and liabilities to the Surviving Fund upon the terms set forth in this Plan (the “Reorganization”). The Boards have further determined that the Reorganization will not result in the dilution of the existing shareholders’ interests in the Funds.

B.	THE REORGANIZATION

1. At the Effective Time (as defined below in Section 5 of this Article B), all property of every description, and all interests, rights, privileges and powers of the Acquired Funds, subject to all liabilities of the Acquired Funds, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the “Assets”) will be transferred and conveyed by the Acquired Funds to the Surviving Fund and will be assumed by the Surviving Fund, such that at and after the Effective Time, the Assets of the Acquired Funds will become and be the Assets of the Surviving Fund. In exchange for the transfer of assets and liabilities, EFI will provide to the Acquired Funds authorized and classified shares designated as Class J-Special Series 1 Common Stock, which are shares of the Surviving Fund, which will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Funds that are outstanding immediately prior to the Effective Time. For purposes of effecting such exchange, the value of the Assets of the Acquired Funds and the net asset value of the shares of Class J – Special Series 1 Common Stock of the Surviving Fund shall be determined as of 4:00 p.m., Eastern time, on September 26, 2006, or at such other time as may be determined by the Boards or an authorized officer of the Companies. Such values shall be computed in the manner set forth in the Funds’ then current prospectuses under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act. At and after the Effective Time, all debts, liabilities, obligations and duties of the Acquired Funds will attach to the Surviving Fund as described above and may thereafter be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund.

2. Prior to the Effective Time, the Acquired Funds shall declare a dividend, with a record date and ex-dividend date prior to the Effective Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the Acquired Funds’ investment company taxable income, if any, for the taxable periods or years ended on or before March 31, 2006, and for the subsequent period up to and including the Effective Time, and all of the Acquired Funds’ net capital gain, if any, recognized in the taxable periods or years ended on or before March 31, 2006, and in the subsequent period up to and including the Effective Time.

3. At the Effective Time, EFT will issue to its shareholders, in exchange for such shareholders’ outstanding shares of the Acquired Funds’ common stock full and fractional shares designated as Class J- Special Series 1 Common Stock of the Surviving Fund, in an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Funds held by such shareholder immediately prior to the Effective Time. In addition, each shareholder of the Acquired Funds will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time with respect to the shares of the Acquired Funds held by such shareholder immediately prior to the Effective Time. EFT will thereafter liquidate the Acquired Funds and terminate their registrations under the Securities Act of 1933 and the Investment Company Act of 1940.

4. The stock transfer books of EFT with respect to the Acquired Funds will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the EFT with respect to the Acquired Funds will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to this Plan. If any shares of the Acquired Funds are represented by a share certificate, the certificate must be surrendered to EFT’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed.

5. The Effective Time for purposes of this Plan shall be the opening of business on or about September 27, 2006, or at such other time as may be determined by the Boards or an authorized officer of the Companies.

C.	CONDITIONS TO THE REORGANIZATION

Consummation of this Plan will be subject to:

The following additional conditions:

a. The Company will have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that:

(i) the shares of the Surviving Fund to be issued pursuant to this Plan will, when issued in accordance with this Plan, be validly issued, fully paid and non-assessable; and

(ii) for federal income tax purposes: (A) the acquisition of the assets and assumption of the liabilities of the Acquired Funds by the Surviving Fund in return for shares of Class J- Special Series 1 Common Stock of the Surviving Fund followed by the distribution of such shares to the shareholders of the Acquired Funds will constitute a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code and the Surviving Fund and the Acquired Funds will be “a party to the reorganization” within the meaning of Section 368(b) of the Code; (B) no gain or loss will be recognized by the Acquired Funds upon the transfer of their assets and liabilities to the Surviving Fund; (C) no gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Funds in exchange for shares of Class J-Special Series 1 Common Stock of the Surviving Fund and the assumption by the Surviving Fund of the liabilities of the Acquired Funds; (D) no gain or loss will be recognized by the shareholders of the Acquired Funds upon the receipt of the shares of Class J-Special Series 1 Common Stock of the Surviving Fund in exchange for their shares of the Acquired Funds; (E) the tax basis of the shares of Class J-Special Series 1 Common Stock of the Surviving Fund received by the shareholders of the Acquired Funds will be the same as the tax basis of the shares of the Acquired Funds exchanged therefor; (F) the tax basis of the assets of the Acquired Funds in the hands of the Surviving Fund will be the same as the tax basis of such assets in the hands of the Acquired Funds immediately prior to the transfer; (G) the holding period of the shares of Class J-Special Series 1 Common Stock of the Surviving Fund received by the shareholders of the Acquired Funds will include the holding period of the shares of the Acquired Funds exchanged therefor, provided that at the time of the exchange the shares of the Acquired Funds were held as capital assets; and (H) the holding period of the Surviving Fund for the assets of the Acquired Funds transferred to it will include the period during which such assets were held by the Acquired Funds.

b. All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

D.	MISCELLANEOUS

1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the State of Delaware and the State of Maryland.

2. This Plan and the transactions contemplated hereby may be abandoned at any time for any reason prior to the Effective Time upon the vote of a majority of either Board of the Companies, including a majority of its Trustees/Directors who are not “interested persons” as defined in the 1940 Act.

3. At any time (to the fullest extent permitted by law), the Companies may, by authorization by the Boards amend any of the provisions of this Plan.

4. The expenses incurred in connection with the Reorganization will be borne by United States Trust Company, National Association.

5. The Companies, by consent of their Boards, or an officer authorized by such Boards, may waive any condition to the obligations of the Acquired Funds or the Surviving Fund hereunder if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Funds or the shareholders of the Surviving Fund.

EXCELSIOR FUNDS, INC.

225 High Ridge Road

Stamford, Connecticut 06905

(800) 881-9358

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of

TOTAL RETURN BOND FUND

a series of

Excelsior Funds Trust

225 High Ridge Road

Stamford, Connecticut 06905

and

INCOME FUND

a series of

Excelsior Funds Trust

225 High Ridge Road

Stamford, Connecticut 06905

By and in Exchange for Shares of

CORE BOND FUND

a series of

Excelsior Funds, Inc.

225 High Ridge Road

Stamford, Connecticut 06905

August 25, 2006

This Statement of Additional Information (the “SAI”), relating specifically to the proposed transfer of assets and liabilities of the Total Return Bond Fund and the Income Fund (the “Acquired Funds”), each a series of Excelsior Funds Trust (the “Trust”), to the Core Bond Fund (the “Surviving Fund”) (each a “Fund” and collectively, the “Funds”), a series of Excelsior Funds, Inc. (the “Company”) consists of this document and the following described documents, each of which is not a prospectus but should be read in conjunction with the Prospectus/Information Statement dated August 25, 2006 (“Prospectus”). Copies of the Prospectus may be obtained at no charge by calling the Company at (800) 881-9358.

This SAI, relating specifically to the proposed transfer of all of the assets of the Acquired Funds to the Surviving Fund, consists of this cover page, pro forma financial information and the following described documents, each of which is incorporated by reference herein:

1. The Statement of Additional Information of the Trust relating to the Total Return Bond Fund and the Income Fund dated July 31, 2006;

2. The Statement of Additional Information of the Company relating to the Core Bond Fund dated July 31, 2006;

3. The Annual Report to Shareholders of the Company and the Trust, including the audited financial statements for the Funds for the year ended March 31, 2006.

2

3

A.	General Information

The Board of Trustees of Acquired Funds has approved a Plan of Reorganization (the “Plan”) which contemplates the transfer of the assets and liabilities of the Acquired Funds to the Surviving Fund in exchange for shares of the Surviving Fund (the “Reorganization”).

After the transfer of its assets and liabilities in exchange for Surviving Fund shares, the Acquired Funds will distribute the shares to their shareholders in liquidation of the Acquired Funds. Each shareholder owning shares of the Acquired Funds at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Funds, and will receive any unpaid dividends or distributions on shares of the Acquired Funds that were declared at or before the closing of the Reorganization. The shareholders of the Acquired Funds will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes. The Surviving Fund will establish an account for each former shareholder of the Acquired Funds reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Surviving Fund for each shareholder. In connection with the Reorganization, all outstanding shares of Acquired Funds will be cancelled, and the Acquired Funds will wind up their affairs and be terminated. For further information about the transaction, see the Combined Prospectus/Information Statement.

B. Additional Information about the Funds.

This SAI incorporates by reference the following documents, which contain additional information about the Funds:

1. The Statement of Additional Information of the Trust relating to the Income Fund and the Total Return Bond Fund dated July 31, 2006;

2. The Statement of Additional Information of the Company relating to the Core Bond Fund dated July 31, 2006;

C.	Financial Statements

Historical financial information regarding the Funds is included in the following document which is incorporated herein by reference:

1. The Annual Report to Shareholders of the Company and the Trust, including the audited financial statements for the Funds for the year ended March 31, 2006.

D.	Pro Forma Financial Information

The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2006.

The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Funds as of March 31, 2006. The unaudited pro forma combining statement of operations for the fiscal year ended March 31, 2006, presents the combined results of operations of the Funds for the twelve months ended

4

March 31, 2006. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at March 31, 2006. These historical statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at March 31, 2006, and for the twelve-month period then ended under accounting principles generally accepted in the United States of America in the investment company industry.

Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Core Bond Fund for pre-combination periods will not be restated.

The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the Core Bond, Income and Total Return Bond Funds incorporated by reference in this SAI.

5

Pro Forma Schedule of Investments (Unaudited)

Income Fund, Total Return Bond and Core Bond Fund

March 31, 2006

	Income Fund		Total Return Bond Fund		Core Bond		Proforma Combined Core Bond Fund (Surviving Fund)
Security Description	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value
America Movil S.A. de C.V., 5.50%, 3/1/14	—	$—	1,500,000	$1,437,588	1,115,000	$1,068,607	2,615,000	$2,506,195
America Movil S.A. de C.V., 6.38%, 3/1/35	—	—	1,200,000	1,128,280	—	—	1,200,000	1,128,280
American Express Co., 5.50%, 9/12/06	—	—	3,743,000	3,750,819	—	—	3,743,000	3,750,819
Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A, 5.00%, 10/1/16	—	—	2,000,000	2,125,000	—	—	2,000,000	2,125,000
Asset Securitization Corp., 1997-D4 A4, 7.00%, 4/14/29 (a)	589,958	629,914	3,635,042	3,881,234	—	—	4,225,000	4,511,148
Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	—	—	1,020,000	967,273	1,477,000	1,400,650	2,497,000	2,367,923
Bank One Corp., 7.88%, 8/1/10	516,650	563,363	3,183,350	3,471,176	2,000,000	2,180,832	5,700,000	6,215,371
Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1, 4.58%, 1/25/35 (a)	793,901	780,654	—	—	—	—	793,901	780,654
Bear Stearns Co., Inc., 5.70%, 11/15/14	1,110,000	1,105,905	2,135,000	2,127,124	—	—	3,245,000	3,233,029
Bottling Group llc, 5.50%, 4/1/16	1,060,000	1,046,386	1,455,000	1,436,313	3,005,000	2,966,407	5,520,000	5,449,107
British Telecommunications plc, 8.88%, 12/15/30	600,000	767,569	1,000,000	1,279,281	700,000	895,497	2,300,000	2,942,346
California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC), 5.25%, 7/1/14	530,000	577,631	—	—	—	—	530,000	577,631
California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A, 5.25%, 7/1/16	—	—	1,800,000	1,942,434	—	—	1,800,000	1,942,434
Caterpillar Financial Service Corp. MTN, 3.00%, 2/15/07	600,000	588,946	—	—	—	—	600,000	588,946
Chase Commercial Mortgage Securities Corp., 1997-2 D, 6.60%, 12/19/29	—	—	—	—	3,705,581	3,771,967	3,705,581	3,771,967
Cisco Systems, Inc., 5.50%, 2/22/16	—	—	—	—	2,800,000	2,757,941	2,800,000	2,757,941
CIT Group, Inc., 5.88%, 10/15/08	965,000	976,387	1,375,000	1,391,225	1,081,000	1,093,756	3,421,000	3,461,368
CIT RV Trust, 1999-A A4, 6.16%, 6/15/13	—	—	—	—	294,473	294,413	294,473	294,413
Citigroup Mortgage Loan Trust, 2004-HYB4 WA, 4.46%, 12/25/34 (a)	—	—	—	—	2,295,956	2,243,580	2,295,956	2,243,580
Citigroup, Inc., 4.25%, 7/29/09	—	—	—	—	2,000,000	1,937,164	2,000,000	1,937,164
Citigroup, Inc., 6.23%, 6/15/32	1,170,000	1,252,896	800,000	856,681	—	—	1,970,000	2,109,576
Comcast Cable Communications, 6.75%, 1/30/11	—	—	—	—	2,000,000	2,079,016	2,000,000	2,079,016
Comcast Cable Communications, 6.88%, 6/15/09	—	—	—	—	1,441,000	1,490,246	1,441,000	1,490,246
Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 7/25/34	—	—	1,847,344	1,813,357	2,192,522	2,152,184	4,039,866	3,965,541
Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	937,568	928,316	—	—	1,409,477	1,395,569	2,347,044	2,323,885
Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G, 6.01%, 11/15/36 (a) (b)	—	—	—	—	1,000,000	1,016,760	1,000,000	1,016,760
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09	—	—	—	—	1,441,000	1,504,655	1,441,000	1,504,655
DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	—	—	1,500,000	1,453,503	—	—	1,500,000	1,453,503
DaimlerChrysler NA Holding Corp., 6.40%, 5/15/06	—	—	1,296,000	1,297,600	—	—	1,296,000	1,297,600
Deutsche Telekom International Finance, Multi-Coupon Bond, 8.50%, 6/15/10	308,593	336,069	1,001,407	1,090,567	—	—	1,310,000	1,426,636
Deutsche Telekom International Finance, Multi-Coupon Bond, 8.25%, 6/15/30	—	—	1,500,000	1,794,347	—	—	1,500,000	1,794,347
Devon Financing Corp., 6.88%, 9/30/11	600,000	636,137	800,000	848,182	—	—	1,400,000	1,484,319

6

	Income Fund		Total Return Bond Fund		Core Bond		Proforma Combined Core Bond Fund (Surviving Fund)
Security Description	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value
DLJ Commercial Mortgage Corp., 2000-CF1 A1A, 7.45%, 6/10/33	436,163	437,755	831,626	834,663	—	—	1,267,789	1,272,418
Dreyfus Government Cash Management Fund	2,942,667	2,942,667	4,454,619	4,454,619	3,052,268	3,052,268	10,449,554	10,449,554
Entergy Gulf States, 5.70%, 6/1/15	—	—	—	—	600,000	575,122	600,000	575,122
Fannie Mae, MTN, 6.25%, 2/1/11	2,500,000	2,592,758	—	—	5,000,000	5,185,515	7,500,000	7,778,273
Federal Home Loan Mortgage Corporation, 4.50%, April TBA	—	—	—	—	10,000,000	9,543,750	10,000,000	9,543,750
Federal Home Loan Mortgage Corporation, 1602 PH, 6.00%, 4/15/23	—	—	2,163,687	2,168,608	5,208,627	5,220,472	7,372,314	7,389,079
Federal Home Loan Mortgage Corporation, 2333 UZ, 6.50%, 7/15/31	—	—	—	—	3,296,147	3,347,404	3,296,147	3,347,404
Federal Home Loan Mortgage Corporation, Pool # A20105, 5.00%, 4/1/34	—	—	—	—	2,888,445	2,753,346	2,888,445	2,753,346
Federal Home Loan Mortgage Corporation, Pool # A47411, 4.50%, 10/1/35	—	—	—	—	9,843,702	9,080,373	9,843,702	9,080,373
Federal Home Loan Mortgage Corporation, Pool # A48132, 7.00%, 12/1/35	—	—	—	—	4,901,581	5,045,327	4,901,581	5,045,327
Federal Home Loan Mortgage Corporation, Pool # C01811, 5.00%, 4/1/34	—	—	—	—	2,999,380	2,859,092	2,999,380	2,859,092
Federal Home Loan Mortgage Corporation, Pool # C71221, 5.00%, 9/1/32	—	—	—	—	133,535	127,467	133,535	127,467
Federal Home Loan Mortgage Corporation, Pool # C74339, 5.00%, 12/1/32	21,055	20,098	—	—	—	—	21,055	20,098
Federal Home Loan Mortgage Corporation, Pool # C74469, 5.00%, 12/1/32	165,564	158,040	—	—	—	—	165,564	158,040
Federal Home Loan Mortgage Corporation, Pool # C74676, 5.00%, 12/1/32	37,007	35,325	—	—	—	—	37,007	35,325
Federal Home Loan Mortgage Corporation, Pool # E96460, 5.00%, 5/1/18	2,736,460	2,672,057	—	—	—	—	2,736,460	2,672,057
Federal Home Loan Mortgage Corporation, Pool # G01842, 4.50%, 6/1/35	—	—	—	—	4,887,002	4,508,040	4,887,002	4,508,040
Federal Home Loan Mortgage Corporation, Pool # G18105, 5.00%, 3/1/21	5,000,000	4,873,390	—	—	15,004,026	14,624,095	20,004,026	19,497,485
Federal Home Loan Mortgage Corporation, Pool # M80779, 5.00%, 11/1/09	598,875	593,770	—	—	—	—	598,875	593,770
Federal Home Loan Mortgage Corporation, Pool # M80812, 4.50%, 4/1/10	2,340,762	2,298,541	—	—	—	—	2,340,762	2,298,541
Federal Home Loan Mortgage Corporation, 5.50%, April TBA	2,750,000	2,731,094	—	—	—	—	2,750,000	2,731,094
Federal National Mortgage Association, 1997-M5 C, 6.75%, 8/25/07	—	—	3,000,000	3,038,348	—	—	3,000,000	3,038,348
Federal National Mortgage Association, 2003-17 QT, 5.00%, 8/25/27	—	—	1,650,000	1,620,333	1,430,000	1,404,289	3,080,000	3,024,622
Federal National Mortgage Association, Pool # 190319, 6.50%, 2/1/32	12,012	12,289	74,009	75,720	—	—	86,021	88,009
Federal National Mortgage Association, Pool # 251502, 6.50%, 2/1/13	267,842	274,109	—	—	—	—	267,842	274,109
Federal National Mortgage Association, Pool # 252212, 6.50%, 1/1/29	12,008	12,312	73,989	75,862	—	—	85,997	88,174
Federal National Mortgage Association, Pool # 252806, 7.50%, 10/1/29	109,090	114,103	—	—	—	—	109,090	114,103
Federal National Mortgage Association, Pool # 254406, 6.50%, 8/1/32	9,171	9,376	56,507	57,773	—	—	65,678	67,150
Federal National Mortgage Association, Pool # 357824, 5.50%, 6/1/35	—	—	—	—	11,809,993	11,531,303	11,809,993	11,531,303
Federal National Mortgage Association, Pool # 387203, 4.80%, 1/1/12	—	—	—	—	1,257,935	1,227,747	1,257,935	1,227,747
Federal National Mortgage Association, Pool # 387204, 4.80%, 1/1/12	—	—	—	—	1,074,138	1,048,361	1,074,138	1,048,361
Federal National Mortgage Association, Pool # 443194, 5.50%, 10/1/28	238,620	233,905	—	—	—	—	238,620	233,905
Federal National Mortgage Association, Pool # 450846, 5.50%, 12/1/28	5,788	5,674	—	—	—	—	5,788	5,674
Federal National Mortgage Association, Pool # 452035, 5.50%, 11/1/28	425,885	417,469	—	—	—	—	425,885	417,469
Federal National Mortgage Association, Pool # 454758, 5.50%, 12/1/28	2,811	2,755	—	—	—	—	2,811	2,755
Federal National Mortgage Association, Pool # 485994, 5.50%, 1/1/29	5,154	5,053	—	—	—	—	5,154	5,053
Federal National Mortgage Association, Pool # 502922, 6.50%, 7/1/29	5,439	5,576	33,512	34,357	—	—	38,951	39,933
Federal National Mortgage Association, Pool # 509676, 6.50%, 8/1/29	1,656	1,698	10,204	10,461	—	—	11,860	12,159
Federal National Mortgage Association, Pool # 535506, 6.50%, 8/1/30	6,004	6,155	36,994	37,926	—	—	42,998	44,081
Federal National Mortgage Association, Pool # 535911, 6.50%, 5/1/31	3,964	4,056	24,426	24,989	—	—	28,390	29,044
Federal National Mortgage Association, Pool # 535923, 6.50%, 5/1/31	17,197	17,594	105,957	108,406	—	—	123,154	126,000
Federal National Mortgage Association, Pool # 535933, 6.50%, 5/1/31	7,082	7,246	43,635	44,644	—	—	50,717	51,889
Federal National Mortgage Association, Pool # 545264, 6.50%, 9/1/31	4,020	4,113	24,768	25,341	—	—	28,788	29,453
Federal National Mortgage Association, Pool # 545697, 6.50%, 6/1/32	—	—	11,710	11,973	—	—	11,710	11,973
Federal National Mortgage Association, Pool # 545699, 6.50%, 6/1/32	—	—	17,967	18,370	—	—	17,967	18,370

7

	Income Fund		Total Return Bond Fund		Core Bond		Proforma Combined Core Bond Fund (Surviving Fund)
Security Description	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value
Federal National Mortgage Association, Pool # 545759, 6.50%, 7/1/32	20,255	20,709	124,807	127,604	—	—	145,062	148,313
Federal National Mortgage Association, Pool # 547757, 6.50%, 11/1/30	1,625	1,663	10,014	10,245	—	—	11,639	11,907
Federal National Mortgage Association, Pool # 556702, 6.50%, 11/1/30	2,864	2,930	17,647	18,054	—	—	20,511	20,984
Federal National Mortgage Association, Pool # 559894, 6.50%, 4/1/31	20,217	20,684	124,566	127,445	—	—	144,783	148,129
Federal National Mortgage Association, Pool # 561435, 5.50%, 11/1/29	644,716	631,976	—	—	—	—	644,716	631,976
Federal National Mortgage Association, Pool # 562567, 6.50%, 2/1/31	3,443	3,522	21,214	21,704	—	—	24,656	25,226
Federal National Mortgage Association, Pool # 578543, 5.50%, 4/1/31	311,144	304,645	—	—	—	—	311,144	304,645
Federal National Mortgage Association, Pool # 581332, 6.50%, 5/1/31	—	—	3,810	3,898	—	—	3,810	3,898
Federal National Mortgage Association, Pool # 583053, 6.50%, 5/1/31	3,853	3,942	23,739	24,288	—	—	27,592	28,229
Federal National Mortgage Association, Pool # 591237, 6.50%, 8/1/31	—	—	5,533	5,661	—	—	5,533	5,661
Federal National Mortgage Association, Pool # 618322, 6.00%, 12/1/31	—	—	2,231,714	2,234,689	3,780,015	3,785,055	6,011,730	6,019,744
Federal National Mortgage Association, Pool # 627259, 5.50%, 2/1/32	114,412	111,950	—	—	—	—	114,412	111,950
Federal National Mortgage Association, Pool # 632551, 5.50%, 2/1/32	1,210,088	1,184,055	—	—	—	—	1,210,088	1,184,055
Federal National Mortgage Association, Pool # 632576, 5.50%, 2/1/32	567,481	555,627	—	—	—	—	567,481	555,627
Federal National Mortgage Association, Pool # 645136, 6.50%, 6/1/32	429,482	439,106	—	—	—	—	429,482	439,106
Federal National Mortgage Association, Pool # 662505, 6.50%, 10/1/32	5,650	5,777	34,815	35,596	—	—	40,466	41,373
Federal National Mortgage Association, Pool # 694655, 5.50%, 4/1/33	266,101	260,265	—	—	—	—	266,101	260,265
Federal National Mortgage Association, Pool # 702861, 5.00%, 4/1/18	—	—	1,965,054	1,919,671	—	—	1,965,054	1,919,671
Federal National Mortgage Association, Pool # 704440, 5.00%, 5/1/18	1,751,999	1,711,537	—	—	—	—	1,751,999	1,711,537
Federal National Mortgage Association, Pool # 710585, 5.50%, 5/1/33	73,243	71,637	—	—	—	—	73,243	71,637
Federal National Mortgage Association, Pool # 735224, 5.50%, 2/1/35	370,636	362,508	66,235	64,782	—	—	436,871	427,290
Federal National Mortgage Association, Pool # 777206, 4.00%, 5/1/19	2,033,158	1,903,763	—	—	—	—	2,033,158	1,903,763
Federal National Mortgage Association, Pool # 781859, 4.50%, 12/1/34	—	—	1,056,045	976,907	—	—	1,056,045	976,907
Federal National Mortgage Association, Pool # 786423 ARM, 4.62%, 12/1/34 (a)	1,746,409	1,723,203	—	—	—	—	1,746,409	1,723,203
Federal National Mortgage Association, Pool # 797680, 4.50%, 10/01/35	496,550	459,339	—	—	—	—	496,550	459,339
Federal National Mortgage Association, Pool # 805373, 4.50%, 1/1/35	584,334	540,545	123,917	114,630	—	—	708,250	655,175
Federal National Mortgage Association, Pool # 805386 ARM, 4.90%, 1/1/35 (a)	2,518,716	2,491,600	1,208,051	1,195,045	4,974,463	4,920,909	8,701,230	8,607,554
Federal National Mortgage Association, Pool # 812268, 5.50%, 5/1/35	—	—	—	—	764,261	746,227	764,261	746,227
Federal National Mortgage Association, Pool # 815479, 4.50%, 3/1/35	—	—	2,667,646	2,461,589	—	—	2,667,646	2,461,589
Federal National Mortgage Association, Pool # 819361, 4.50%, 4/1/35	—	—	1,380,769	1,273,616	—	—	1,380,769	1,273,616
Federal National Mortgage Association, Pool # 820492, 5.50%, 5/1/35	—	—	589,044	575,144	—	—	589,044	575,144
Federal National Mortgage Association, Pool # 820989, 5.50%, 4/1/35	—	—	—	—	911,766	890,251	911,766	890,251
Federal National Mortgage Association, Pool # 821567, 5.50%, 6/1/35	—	—	—	—	909,179	887,724	909,179	887,724
Federal National Mortgage Association, Pool # 822799, 4.50%, 4/1/35	1,928,673	1,779,697	—	—	—	—	1,928,673	1,779,697
Federal National Mortgage Association, Pool # 829321, 4.50%, 9/1/35	6,471,852	5,971,947	—	—	11,234,831	10,367,019	17,706,682	16,338,966
Federal National Mortgage Association, Pool # 844797, 4.50%, 10/1/35	1,974,642	1,822,115	—	—	—	—	1,974,642	1,822,115
Fidelity U.S. Treasury II Fund	2,942,667	2,942,667	4,454,619	4,454,619	3,052,268	3,052,268	10,449,554	10,449,554
Ford Motor Credit Co., 8.63%, 11/1/10	—	—	—	—	1,000,000	958,056	1,000,000	958,056
Ford Motor Credit Co., 5.80%, 1/12/09	—	—	700,000	639,280	—	—	700,000	639,280
Freddie Mac, 6.25%, 7/15/32	1,615,799	1,824,551	2,824,201	3,189,071	—	—	4,440,000	5,013,621
General Electric Capital Corp. MTN, 6.00%, 6/15/12	1,344,792	1,381,092	5,205,208	5,345,712	—	—	6,550,000	6,726,804
GMAC Commercial Mortgage Securities, 1999-C1 , 6.84%, 5/15/33 (a)	1,781,000	1,851,091	—	—	—	—	1,781,000	1,851,091
Goldman Sachs Group, Inc., 6.13%, 2/15/33	1,221,000	1,213,912	—	—	—	—	1,221,000	1,213,912

8

	Income Fund		Total Return Bond Fund		Core Bond		Proforma Combined Core Bond Fund (Surviving Fund)
Security Description	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value
Government National Mortgage Association, 2005-25 B, 6.21%, 3/16/21	—	—	—	—	2,450,621	2,486,037	2,450,621	2,486,037
Government National Mortgage Association, Pool # 2562, 6.00%, 3/20/28	—	—	—	—	389,975	394,022	389,975	394,022
Government National Mortgage Association, Pool # 267812, 8.50%, 6/15/17	—	—	—	—	596,534	640,097	596,534	640,097
Government National Mortgage Association, Pool # 3413, 4.50%, 7/20/33	—	—	—	—	2,164,434	2,018,927	2,164,434	2,018,927
Government National Mortgage Association, Pool # 3442, 5.00%, 9/20/33	—	—	—	—	1,983,052	1,916,383	1,983,052	1,916,383
Government National Mortgage Association, Pool # 356873, 6.50%, 5/15/23	—	—	3,811	3,942	—	—	3,811	3,942
Government National Mortgage Association, Pool # 434772, 9.00%, 6/15/30	49,464	53,856	—	—	—	—	49,464	53,856
Government National Mortgage Association, Pool # 471660, 7.50%, 3/15/28	63,609	66,797	—	—	—	—	63,609	66,797
Government National Mortgage Association, Pool # 472028, 6.50%, 5/15/28	151,962	157,731	—	—	—	—	151,962	157,731
Government National Mortgage Association, Pool # 475847, 6.50%, 6/15/28	92,507	96,019	—	—	—	—	92,507	96,019
Government National Mortgage Association, Pool # 479087, 8.00%, 1/15/30	2,950	3,155	18,179	19,440	—	—	21,129	22,595
Government National Mortgage Association, Pool # 479088, 8.00%, 1/15/30	50,176	53,657	309,162	330,608	—	—	359,338	384,265
Government National Mortgage Association, Pool # 503711, 7.00%, 5/15/29	137,474	143,397	—	—	—	—	137,474	143,397
Government National Mortgage Association, Pool # 525556, 8.00%, 1/15/30	42,435	45,379	—	—	—	—	42,435	45,379
Government National Mortgage Association, Pool # 525945, 9.00%, 7/15/30	11,403	12,416	—	—	—	—	11,403	12,416
Government National Mortgage Association, Pool # 532751, 9.00%, 8/15/30	—	—	—	—	36,385	39,616	36,385	39,616
Government National Mortgage Association, Pool # 568670, 6.50%, 4/15/32	—	—	—	—	109,246	113,284	109,246	113,284
Government National Mortgage Association, Pool # 575441, 6.50%, 12/15/31	306,312	317,668	—	—	—	—	306,312	317,668
Government National Mortgage Association, Pool # 598127, 5.50%, 3/15/18	892,151	892,696	—	—	—	—	892,151	892,696
Government National Mortgage Association, Pool # 607668, 5.50%, 2/15/18	1,697,729	1,698,765	—	—	—	—	1,697,729	1,698,765
Government National Mortgage Association, Pool # 615639, 4.50%, 9/15/33	906,516	854,069	—	—	—	—	906,516	854,069
Government National Mortgage Association, Pool # 780086, 8.50%, 11/15/17	198,674	212,515	—	—	—	—	198,674	212,515
Government National Mortgage Association, Pool # 780548, 8.50%, 12/15/17	598,101	639,766	—	—	300,160	321,070	898,261	960,837
Government National Mortgage Association, Pool # 780865, 9.50%, 11/15/17	472,875	516,707	—	—	291,452	318,467	764,327	835,174
Government National Mortgage Association, Pool # 781036, 8.00%, 10/15/17	231,920	245,486	—	—	—	—	231,920	245,486
Government National Mortgage Association, Pool # 781084, 9.00%, 12/15/17	356,097	381,816	—	—	538,300	577,178	894,397	958,993
Government National Mortgage Association, Pool # 80185 ARM, 4.38%, 4/20/28 (a)	36,156	36,204	222,776	223,070	—	—	258,932	259,274
Government National Mortgage Association, Pool # 80205 ARM, 4.38%, 6/20/28 (a)	173,108	173,352	130,230	130,414	—	—	303,338	303,765
Government National Mortgage Association, Pool # 80311 ARM, 4.50%, 8/20/29 (a)	134,399	134,288	256,207	255,995	390,606	390,282	781,213	780,565
Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 6/10/36	—	—	1,760,000	1,729,290	1,689,000	1,659,529	3,449,000	3,388,819
Household Finance Corp., 8.00%, 7/15/10	1,000,078	1,091,232	2,060,922	2,248,769	2,773,000	3,025,751	5,834,000	6,365,752
Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.80%, 8/25/34 (a)	686,417	671,778	2,283,035	2,234,345	7,158,083	7,005,424	10,127,535	9,911,548
International Lease Finance Corp., 4.50%, 5/1/08	380,000	373,636	2,300,000	2,261,482	1,437,000	1,412,935	4,117,000	4,048,053
Iron Mountain, Inc., 8.63%, 4/1/13	—	—	—	—	250,000	260,000	250,000	260,000
JP Morgan Chase & Co., 5.75%, 1/2/13	1,388,000	1,397,284	—	—	—	—	1,388,000	1,397,284

9

	Income Fund		Total Return Bond Fund		Core Bond		Proforma Combined Core Bond Fund (Surviving Fund)
Security Description	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value
JP Morgan Mortgage Trust, 2005-A6 1A1, 5.15%, 9/25/35 (a)	—	—	—	—	9,127,959	9,008,474	9,127,959	9,008,474
LB Commercial Conduit Mortgage Trust, 1999-C1 A1, 6.41%, 6/15/31	—	—	1,030	1,030	—	—	1,030	1,030
Lehman Brothers Holdings, 4.00%, 1/22/08	—	—	3,277,000	3,204,532	—	—	3,277,000	3,204,532
Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 7/1/31	900,000	970,254	690,000	743,861	—	—	1,590,000	1,714,115
Merrill Lynch & Co. MTN, 5.00%, 2/3/14	1,500,000	1,438,532	1,000,000	959,021	2,881,000	2,762,940	5,381,000	5,160,492
Metlife, Inc., 5.00%, 11/24/13	1,700,000	1,631,669	885,000	849,427	—	—	2,585,000	2,481,096
Morgan Stanley, 4.75%, 4/1/14	1,700,000	1,586,088	885,000	825,699	2,800,000	2,612,380	5,385,000	5,024,167
Morgan Stanley Capital I, 1997-C1F, 6.85%, 2/15/20 (b)	—	—	—	—	2,000,000	2,010,911	2,000,000	2,010,911
Morgan Stanley Capital I, 1999-WF1 B, 6.32%, 11/15/31	—	—	—	—	3,601,000	3,675,836	3,601,000	3,675,836
Morgan Stanley Dean Witter, 6.75%, 4/15/11	—	—	—	—	2,000,000	2,105,300	2,000,000	2,105,300
Morgan Stanley Dean Witter Capital I, 2000-LIF2 C, 7.50%, 10/15/33	—	—	—	—	3,150,000	3,384,305	3,150,000	3,384,305
Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	173,845	166,579	1,071,155	1,026,387	—	—	1,245,000	1,192,967
Mortgage Capital Funding, Inc., 1996-MC1 G, 7.15%, 6/15/06	—	—	1,476,776	1,474,274	1,969,034	1,965,698	3,445,810	3,439,972
Mortgage Capital Funding, Inc., 1996-MC2 D, 7.26%, 12/21/26	—	—	—	—	773,095	776,091	773,095	776,091
Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 3/18/30	621,376	636,808	3,828,624	3,923,706	3,061,000	3,137,019	7,511,000	7,697,533
Nisource Finance Corp., 7.88%, 11/15/10	—	—	1,500,000	1,627,059	—	—	1,500,000	1,627,059
Nomura Asset Securities Corp., 1998-D6 A4, 6.92%, 3/15/30 (a)	425,887	477,836	2,624,113	2,944,197	2,521,000	2,828,507	5,571,000	6,250,540
Oracle Corp./ Ozark Holdings, 5.25%, 1/15/16 (b)	665,000	637,930	1,470,000	1,410,161	1,690,000	1,621,205	3,825,000	3,669,296
Prudential Financial, Inc., 5.10%, 9/20/14	—	—	—	—	1,441,000	1,389,778	1,441,000	1,389,778
PSEG Energy Holdings, Inc. , 8.63%, 2/15/08	—	—	—	—	627,000	653,648	627,000	653,648
RBS Capital Trust III, 5.51%, 9/29/49 (a)	—	—	—	—	2,000,000	1,929,116	2,000,000	1,929,116
Resolution Funding Corp., Principal Only STRIPS, 7/15/20	4,851,000	2,299,044	—	—	—	—	4,851,000	2,299,044
Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 2/13/10	2,232,811	2,259,266	5,162,189	5,223,353	—	—	7,395,000	7,482,619
Sprint Capital Corp., 8.38%, 3/15/12	—	—	1,430,000	1,615,757	1,596,000	1,803,320	3,026,000	3,419,077
TCI Communications, Inc., 9.80%, 2/1/12	—	—	1,000,000	1,178,418	—	—	1,000,000	1,178,418
Time Warner Cos., Inc., 7.25%, 10/15/17	—	—	1,030,000	1,102,156	1,153,000	1,233,772	2,183,000	2,335,928
U.S. Treasury Inflation Protected Bonds, 0.88%, 4/15/10	—	—	—	—	2,000,000	1,982,919	2,000,000	1,982,919
U.S. Treasury Inflation Protected Bonds, 2.00%, 1/15/14	2,050,000	2,147,208	—	—	—	—	2,050,000	2,147,208
U.S. Treasury Inflation Protected Bonds, 3.50%, 1/15/11	445,000	535,951	—	—	—	—	445,000	535,951
U.S. Treasury Inflation Protected Bonds, 3.88%, 1/15/09	—	—	1,800,000	2,278,662	—	—	1,800,000	2,278,662
U.S. Treasury Inflation Protected Bonds, 4.25%, 1/15/10	—	—	—	—	300,000	379,904	300,000	379,904
U.S. Treasury Notes, 3.63%, 1/15/10 (c)	5,000,000	4,793,360	6,000,000	5,752,032	7,700,000	7,381,774	18,700,000	17,927,166
U.S. Treasury Notes, 4.50%, 11/15/10	—	—	—	—	12,000,000	11,838,720	12,000,000	11,838,720
U.S. Treasury Notes, 4.50%, 2/15/36	—	—	1,635,000	1,534,089	885,000	830,379	2,520,000	2,364,468
U.S. Treasury Notes, 7.63%, 11/15/22 (c)	—	—	—	—	11,955,000	15,346,299	11,955,000	15,346,299
U.S. Treasury Principal Only STRIPS, 11/15/17	1,400,000	782,586	3,500,000	1,956,465	22,600,000	12,633,174	27,500,000	15,372,225
U.S. Treasury Principal Only STRIPS, 2/15/20	118	59	6,893,882	3,419,848	—	—	6,894,000	3,419,907
University of Texas Revenue Bonds, Series B, 5.00%, 8/15/33	—	—	—	—	3,600,000	3,702,456	3,600,000	3,702,456
Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 4/15/34	964,217	1,006,022	3,260,783	3,402,160	—	—	4,225,000	4,408,183
Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	—	—	—	—	3,601,000	3,463,240	3,601,000	3,463,240
Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 7/15/41	—	—	1,600,000	1,584,648	2,305,000	2,282,884	3,905,000	3,867,532
Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5, 5.09%, 7/15/42 (a) (c)	—	—	—	—	10,000,000	9,775,845	10,000,000	9,775,845
Wal-Mart Stores, 4.13%, 2/15/11	—	—	1,000,000	946,762	1,441,000	1,364,284	2,441,000	2,311,046

10

	Income Fund		Total Return Bond Fund		Core Bond		Proforma Combined Core Bond Fund (Surviving Fund)
Security Description	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value	Shares/ Principal	Market Value
Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 12/25/34 (a)	4,361,914	4,230,953	5,493,027	5,328,106	2,657,887	2,578,087	12,512,827	12,137,146
Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.55%, 2/25/35 (a)	1,365,623	1,331,891	1,903,596	1,856,575	—	—	3,269,220	3,188,466
Xerox Corp., 6.40%, 3/15/16	—	—	—	—	950,000	942,875	950,000	942,875

Total Investments		$99,478,908		$137,159,365		$276,970,866		$513,609,139

Other Assets in Excess of Liabilities		$95,173		$513,602		$6,045,059		$6,653,834

Net Assets		$99,574,081		$137,672,967		$283,015,925		$520,262,973

Notes:

(a)	Variable Rate Security – The rate disclosed is as of March 31, 2006.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $637,930 or 0.64% of net assets in Income Fund, $1,410,161 or 1.02% of net assets in Total Return Bond Fund & $4,648,876 or 1.64% of net assets in Core Bond Fund.

(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

ARM – Adjustable Rate Mortgage

FGIC – Financial Guaranty Insurance Corp.

llc – Limited Liability Company

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc – Public Limited Company

STRIPS – Separately Traded Registered Interest and Principal Securities

See Notes to Pro Forma Financial Statements (Unaudited)

11

Income Fund, Total Return Bond Fund and Core Bond Fund

Pro Forma Statement of Assets and Liabilities (Unaudited)

As of March 31, 2006

	Income Fund	Total Return Bond Fund	Core Bond Fund	Proforma Adjustments	Proforma Combined Core Bond Fund
ASSETS
Investments, at cost	$101,428,350	$138,770,078	$281,602,078		$521,800,506

Investments, at value (including Repurchase Agreements)	$99,478,908	$137,159,365	$276,970,866		$513,609,139
Cash	1	—	55,120		55,121
Dividends and interest receivable	672,275	1,142,004	2,035,637		3,849,916
Receivable for investments sold	2,693,907	—	23,572,035		26,265,942
Receivable for fund shares sold	93,425	41,767	1,379,977		1,515,169
Prepaid expenses and other assets	4,182	5,767	10,629		20,578

Total Assets	102,942,698	138,348,903	304,024,264		545,315,865

LIABILITIES
Payable for dividends declared	383,222	534,001	1,033,843		1,951,066
Payable for investments purchased	2,743,125	—	19,196,094		21,939,219
Cash overdraft	—	4	—		4
Payable for fund shares redeemed	154,000	12,809	514,125		680,934
Investment advisory fees payable	31,756	46,886	40,687		119,329
Administration fees payable	12,904	17,813	36,260		66,977
Shareholder servicing fees payable	—	10,711	87,672		98,383
Directors’/Trustees’ fees and expenses payable	82	118	213		413
Accrued expenses and other payables	43,528	53,594	99,445		196,567

Total Liabilities	3,368,617	675,936	21,008,339		25,052,892

NET ASSETS	$99,574,081	$137,672,967	$283,015,925		$520,262,973

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	(1,059)	831	2,407		2,179
Accumulated net realized gain (loss) on investments, foreign currency transactions and written options	(169,056)	(440,694)	(529,099)		(1,138,849)
Unrealized appreciation of investments, foreign currency translations and written options	(1,949,442)	(1,610,713)	(4,631,212)		(8,191,367)
Par value	146	197	32,015		32,358
Paid in capital in excess of par value	101,693,492	139,723,346	288,141,814		529,558,652
Net Assets	99,574,081	137,672,967	283,015,925		520,262,973
Net Assets:
Institutional Shares	99,574,081	137,672,967	1,247,970		238,495,018
Shares	—	—	281,766,940		281,766,940
Retirement Shares	—	—	1,015		1,015
Shares outstanding
Institutional Shares	14,615,813	19,686,867	141,213	(7,464,779)	26,979,114
Shares	—	—	31,873,492		31,873,492
Retirement Shares	—	—	115		115
NET ASSET VALUE PER SHARE (net assets / shares outstanding):
Institutional Shares	$6.81	$6.99	$8.84		$8.84
Shares	$—	$—	$8.84		$8.84
Retirement Shares	$—	$—	$8.85 (a)		$8.85 (a)

(a)	Due to rounding Net Assets divided by Shares Outstanding does not equal the Net Asset Value Per Share.

See Notes to Pro Forma Financial Statements (Unaudited)

12

Pro Forma Combined Statement of Operations (Unaudited)

For the Year Ended March 31, 2006

	Income Fund	Total Return Fund	Core Bond Fund	Pro Forma Adjustments		Pro Forma Combined Core Bond Fund
INVESTMENT INCOME:
Dividend income	$233,508	$179,366	$363,045			$775,919
Interest income	4,566,395	7,256,601	11,931,800			23,754,796

Total Income	4,799,903	7,435,967	12,294,845			24,530,715

EXPENSES:
Investment advisory fees	686,077	958,901	1,861,068	(246,340	)(a)	3,259,706
Administration fees	159,404	222,791	374,736			756,931
Custodian fees	11,017	13,000	31,771	(2,867	)(b)	52,921
Shareholder servicing fees - Institutional Shares	4	14,754	—			14,758
Shareholder servicing fees - Shares	—	—	619,871			619,871
Transfer agent fees	10,528	10,412	115,087	(20,000	)(c)	116,027
Distribution and shareholder servicing fees - Retirement Shares	—	—	8			8
Legal and audit fees	29,876	34,163	21,339	(33,000	)(d)	52,378
Directors’/Trustees’ fees and expenses	4,488	6,104	10,076			20,668
Miscellaneous expenses	42,559	43,944	186,792	(12,166	)(e)	261,129

Total Expenses	943,953	1,304,069	3,220,748	(314,373)		5,154,397

Fees waived and reimbursed by:
Investment Adviser	(312,768)	(420,513)	(987,738)	314,373		(1,406,646)

Net Expenses	631,185	883,556	2,233,010			3,747,751

Net Investment Income	4,168,718	6,552,411	10,061,835			20,782,964

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Security transactions	322,159	1,546,347	1,284,930			3,153,436
Change in unrealized appreciation (depreciation) of investments during the period
	(2,076,924)	(4,919,871)	(7,274,735)			(14,271,530)

Net realized and unrealized gain (loss) on investments	(1,754,765)	(3,373,524)	(5,989,805)			(11,118,094)

Net increase in net assets resulting from operations	$2,413,953	$3,178,887	$4,072,030			$9,664,870

See Notes to Pro Forma Financial Statements. (Unaudited)

13

Notes to the Pro Forma Combined Financial Statements March 31, 2006 (Unaudited)

1. BASIS OF COMBINATION

The Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments (“Pro Forma Statements”) as of March 31, 2006, and the related Pro Forma Combined Statement of Operations for the year ended March 31, 2006, reflect the accounts of the Income Fund and the Total Return Bond Fund (together, the “Acquired Funds”), each a series of Excelsior Funds Trust and the Core Bond Fund (the “Surviving Fund”), a series of Excelsior Funds, Inc. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Acquired Funds’ shares as of the close of business on March 31, 2006. United States Trust Company, National Association, the Funds’ adviser, will pay all the expenses associated with the reorganization.

The Pro Forma Statements give effect to the proposed transfer of substantially all assets and liabilities of the Acquired Funds in exchange for shares of the Surviving Fund. In conjunction with the reorganization, the Core Bond Fund is the surviving fund.

The Pro Forma Statements should be read in conjunction with the historical financial statements of the Surviving Fund and the Acquired Funds included in their respective Statements of Additional Information.

2. SIGNIFICANT ACCOUNTING POLICIES

General—The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation—Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors/Trustees. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investment valuation, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

3. CAPITAL SHARES

The Pro Forma Combined net asset value per share assumes the issuance of additional shares of the Surviving Fund which would have been issued at March 31, 2006, in connection with the proposed reorganization. Assuming a merger date of March 31, 2006, shareholders of the Income Fund and Total Return Bond Fund would have received .771 and .791 shares of the Core Bond Fund in exchange for 1 share of the Income Fund and the Total Return Bond Fund, respectively. The Pro Forma Statements assume that all shares of the Acquired Funds outstanding on March 31, 2006, were exchanged, tax free, for shares of the Surviving Fund.

4. PRO FORMA OPERATING EXPENSES

The pro forma adjustments to these pro forma financial statements are comprised of:

(a)	Adjustment to reduce Adviser fee for the Core Bond Fund. The combined fund will pay an advisory fee of 0.65% of the fund’s average daily net assets.

(b)	Adjustment to eliminate duplicate custodian transaction charges.

(c)	Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fee.

(d)	Adjustment to eliminate duplicate audit and tax fees.

(e)	Adjustment to eliminate duplicate miscellaneous fees ($9,000 – state registration fees, $2,256 – corporate actions processing, and $910 – tax services related to the filing of tax extensions).

5. TAX MATTERS

It is the policy of Excelsior Funds, Inc. and Excelsior Funds Trust that each of the Funds qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each year. Under the terms of the Plan of Reorganization, this reorganization should be treated as a tax-free business combination.

14

As of September 27, 2006, all of the securities held by the Acquired Funds will comply with the compliance guidelines and/or the investment restrictions of the Core Bond Fund.

E. Miscellaneous

Independent Registered Public Accounting Firm

The Funds’ independent registered public accounting firm is Deloitte & Touche, LLP. The audited financial statements of the Funds, incorporated into the Statement of Additional Information, have been audited by Deloitte & Touche, LLP, to the extent indicated in their report thereon which are included in the Annual Report of the Funds for the fiscal year ended March 31, 2006. The information for the years ended March 31, 2002 and 2003 has been audited by Ernst & Young LLP (“E&Y”), the Funds’ independent registered public accounting firm for those periods.

15

PART C

OTHER INFORMATION

Item 15	Indemnification

Article VII, Section 3 of Registrant’s Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1) hereto, and Article VI, Section 2 of Registrant’s Amended and Restated Bylaws, incorporated herein by reference to Exhibit (b)(1) hereto, provide for the indemnification of Registrant’s directors and officers. Indemnification of Registrant’s principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 6 of the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto, Section 12 of the Amended and Restated Custody Agreement incorporated herein by reference to Exhibit (g) hereto, Section 8 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit (h)(3) hereto, Section 9 of the Administration Agreement incorporated herein by reference to Exhibit (h)(1) and Section 8 of the Fund Accounting Agreement incorporated herein by reference to Exhibit (h)(2) hereto. Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits

(1)	(a)	Articles of Incorporation of Registrant dated August 1, 1984 (3).

(1)	(b)	Articles Supplementary of Registrant dated October 29, 1985 (3).

(1)	(c)	Articles Supplementary of Registrant dated September 30, 1986 (3).

(1)	(d)	Articles Supplementary of Registrant dated April 10, 1987 (3).

(1)	(e)	Articles Supplementary of Registrant dated April 27, 1990 (3).

(1)	(f)	Articles Supplementary of Registrant dated October 26, 1990 (3).

(1)	(g)	Articles Supplementary of Registrant dated January 29, 1991 (3).

(1)	(h)	Articles Supplementary of Registrant dated December 23, 1992 (3).

(1)	(i)	Articles Supplementary of Registrant dated August 29, 1995 (1).

(1)	(j)	Articles Supplementary of Registrant dated December 27, 1995 (1).

(1)	(k)	Articles Supplementary of Registrant dated September 11, 1997 (2).

(1)	(l)	Articles Supplementary of Registrant dated December 22, 1997 (3).

(1)	(m)	Articles Supplementary of Registrant dated November 13, 1998 (4).

(1)	(n)	Articles of Amendment of Registrant dated July 1, 1999 (6).

(1)	(o)	Articles Supplementary of Registrant dated January 3, 2000 (6).

(1)	(p)	Articles Supplementary of Registrant dated February 29, 2000 (8).

(1)	(q)	Articles Supplementary of Registrant dated July 17, 2000 (9).

(1)	(r)	Articles Supplementary of Registrant dated December 28, 2000 (11).

(1)	(s)	Articles Supplementary of Registrant dated March 21, 2003 (15).

(1)	(t)	Articles of Amendment of Registrant dated March 24, 2003 (15).

(1)	(u)	Articles Supplementary of Registrant dated March 19, 2004 (15).

(1)	(v)	Articles of Amendment of Registrant dated May 17, 2004 (15).

(2)	(a)	Amended and Restated By-laws of the Registrant dated February 2, 1995 (2)

(2)	(b)	Amendment No. 1 to Amended and Restated By-Laws of Registrant dated May 16, 1997 (2).

(2)	(c)	Amendment No. 2 to Amended and Restated By-Laws of Registrant dated July 28, 2000 (11).

(3)	Not Applicable.

(4)	Plan of Reorganization is filed herewith as Appendix A of this Form N-14.

2

(5)	(a)	Articles VI, VII, VIII and X of Registrant’s Articles of Incorporation dated August 1, 1984 (3).

(5)	(b)	Articles I, II, IV and VI of Registrant’s Amended and Restated By-Laws dated February 2, 1995 (2).

(6)	(a)	Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Pacific/Asia, Emerging Markets and International Funds (9).

(6)	(b)	Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Money, Government Money, Blended Equity, Small Cap, Energy and Natural Resources, Value and Restructuring, Treasury Money, Core Bond (formerly, the Managed Income Fund), Short-Term Government Securities, Intermediate-Term Bond (formerly, the Intermediate-Term Managed Income Fund), Real Estate and Large Cap Growth Funds (9).

(6)	(c)	Amendment No. 2 to the Investment Advisory Agreement among the Registrant, U.S. Trust Company, N.A. and United States Trust Company of New York with respect to the Small Cap Fund (23).

(6)	(d)	Investment Advisory Agreement Assumption Agreement with UST Advisers, Inc. (23).

(6)	(e)	Investment Advisory Agreement Assumption Agreement with United States Trust Company, National Association (23).

(6)	(f)	Form of Amendment No. 3 to the Investment Advisory Agreement between the Registrant and United States Trust Company, National Association with respect to the Core Bond Fund is filed herewith.

(7)	Distribution Agreement dated January 1, 2005, between BISYS Fund Services Limited Partnership and, individually and not jointly, the Registrant, Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (17).

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement dated June 27, 2001, between Registrant and JPMorgan Chase Bank (formerly The Chase Manhattan Bank) (12).

(10)	Not Applicable.

(11)	Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding the validity of the shares to be issued by the Registrant is filed herewith.

(12)	Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding certain tax matters is filed herewith.

(13)	(a)	Administration Agreement dated November 12, 2004, between BISYS Fund Services Ohio, Inc., U.S. Trust Company, N.A., and, individually and not jointly, the Registrant, Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (17).

(13)	(b)	Administration Agreement Assumption Agreement with UST Advisers, Inc. (23).

(13)	(c)	Fund Accounting Agreement dated November 12, 2004, between BISYS Fund Services Ohio, Inc. and, individually and not jointly, the Registrant, Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (17).

(13)	(d)	Transfer Agency and Service Agreement dated September 24, 2001, between the Registrant and State Street Bank and Trust Company (12).

(13)	(e)	Amended and Restated Administrative Services Plan (See Exhibit (13)(q) for the Related Form of Shareholder Servicing Agreement) (19).

3

(13)	(f)	Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Money Fund (See Exhibit (13)(q) for the Related Form of Shareholder Servicing Agreement) (19).

(13)	(g)	Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Government Money Fund (See Exhibit (13)(q) for the Related Form of Shareholder Servicing Agreement) (19).

(13)	(h)	Amended and Restated Administrative Services Plan with Respect to the Retirement Shares of the Value and Restructuring, Large Cap Growth, Small Cap and Managed Income Funds (See Exhibit (13)(q) for the Related Form of Shareholder Servicing Agreement) (19).

(13)	(i)	Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Value and Restructuring, Emerging Markets, Core Bond and Large Cap Growth Funds (See Exhibit (13)(q) for the Related Form of Shareholder Servicing Agreement) (24).

(13)	(j)	Credit Agreement dated December 27, 1999, by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the other lenders thereunder (6).

(13)	(k)	First Amendment dated February 28, 2001, to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the other lenders thereunder (11).

(13)	(l)	Second Amendment dated July 10, 2001, to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the other lenders thereunder (11).

(13)	(m)	Third Amendment dated February 27, 2002 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank and the other lenders thereunder (12).

(13)	(n)	Fourth Amendment dated February 26, 2003, to the Credit Agreement dated December 27, 1999, by and among Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank and other lenders thereunder (15).

(13)	(o)	Fifth Amendment dated March 10, 2004, to the Credit Agreement dated December 27, 1999, by and among Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase Bank and other lenders thereunder (15).

(13)	(p)	Amended and Restated Waiver Agreement (19).

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(13)	(q) Form of Shareholder Servicing Agreement (19).

(14)	Consent of Deloitte & Touche, LLP is filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney (22).

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(17)	(a)	Code of Ethics for the Registrant, Adviser (23).

(17)	(a)	Prospectuses and Statements of Additional Information for the Core Bond Fund (23).

(17)	(b)	Prospectuses and Statements of Additional Information for the Income Fund and Total Return Bond Fund (25).

(17)	(c)	The Annual Report to Shareholders for the fiscal ended March 31, 2006, for the Core Bond Fund (20).

(17)	(d)	The Annual Report to Shareholders for the fiscal year ended March 31, 2006, for the Income Fund and the Total Return Bond Fund (21).

Notes

(1)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

(2)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed October 8, 1997.

(3)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed March 13, 1998.

(4)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed April 5, 1999.

(5)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A filed July 29, 1999.

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(6)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed January 4, 2000.

(7)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A filed February 8, 2000.

(8)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A filed May 26, 2000.

(9)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed on July 28, 2000.

(10)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A filed on December 27, 2000.

(11)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed on July 30, 2001.

(12)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed on July 31, 2002.

(13)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed on August 1, 2002.

(14)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A filed on July 29, 2003.

(15)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A filed on July 29, 2004.

(16)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A filed on July 30, 2004.

(17)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A filed on January 28, 2005.

(18)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A filed on May 27, 2005.

(19)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A filed on July 29, 2005.

(20)	Previously filed in Registrant’s Annual Report on Form N-CSR filed on June 2, 2006, and incorporated by reference herein.

(21)	Previously filed in Excelsior Funds Trust’s Annual Report on Form N-CSR filed on June 2, 2006, and incorporated by reference herein.

(22)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14AE filed on July 21, 2006.

(23)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A filed on July 31, 2006.

(24)	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A filed on July 31, 2006.

(25)	Incorporated herein by reference to Excelsior Funds Trust’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed on July 31, 2006.

Item 17	Undertakings

The undersigned agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of

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1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”), Excelsior Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 (“PEA No. 1”) under Rule 485(b) under the 1933 Act and has duly cause this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 25th day of August, 2006.

EXCELSIOR FUNDS, INC. (Registrant)

/s/ Evelyn Dilsaver
Evelyn Dilsaver, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, this PEA No. 1 has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Evelyn Dilsaver Evelyn Dilsaver	President	August 25, 2006

/s/ George Pereira George Pereira	Chief Financial Officer, Chief Accounting Officer and Treasurer	August 25, 2006

Rodman L. Drake*	Chairman of the Board and Director

Morrill Melton Hall, Jr.*	Director

Roger M. Lynch*	Director

Jonathan Piel*	Director

John D. Collins*	Director

Mariann Byerwalter*	Director

Nils H. Hakansson*	Director

William A Hasler*	Director

James L. Bailey*	Director

Randall W. Merk*	Director

*By:	/s/ Koji Felton	August 25, 2006
Koji Felton
Attorney-in-Fact*

*	Powers of Attorney are filed herewith.

EXHIBIT INDEX

Exhibit No.	Exhibits
(6)(f)	Form of Amendment No. 3 to the Investment Advisory Agreement between the Registrant and United States Trust Company, National Association is filed herewith.

(11)	Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding the validity of the shares to be issued by the Registrant is filed herewith.

(12)	Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding certain tax matters is filed herewith.

(14)	Consent of Deloitte & Touche LLP